NOTE C: INCOME TAXES (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	October 31, 2011	October 31, 2010
Benefit related to U.S. federal statutory graduated rate	-27.42%	-28.37%
Benefit related to State income tax rate, net of federal benefit	-3.36%	-3.32%
Accrued officer salaries	-344.58%	11.32%
Net operating loss for which no tax benefit is currently available	375.36%	20.37%
Effective rate	0.00%	0.00%

Summary of Deferred Tax Liability Not Recognized [Table Text Block]

	October 31, 2011	October 31, 2010
Net operating loss and tax credit carry forwards	$1,529,879	$1,522,860
Accrued officer salaries	436,425	500,330
Deferred tax asset (before valuation allowance)	$1,966,304	$2,023,190